Notes to the interim condensed consolidated statement of financial position - Property, plant, and equipment (Details) € in Thousands	Jun. 30, 2024 EUR (€)
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	€ 9,125
Balance at the end	7,979
Depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(10,714)
Balance at the end	(12,396)
Property, plant and equipment in progress | Gross
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	19,840
Balance at the end	€ 20,376